Income Taxes (Components Of Deferred Tax Assets And Liabilities) (Details) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Income Taxes [Line Items]
Warrants	$ 1,787,277	$ 1,628,402
Net operating loss carryovers	12,164,076	5,681,218
Development stage losses	0	330,143
Residual portfolio amortization	0	641,147
Management equity awards	765,141	351,651
Fixed Assets	0	(23,990)
Intangibles	0	2,437
Goodwill	0	685,665
Total deferred tax assets	14,716,494	9,296,673
Valuation allowance	(14,716,494)	(9,296,673)
Net deferred tax asset	$ 0	$ 0